Revenue - Narrative (Details) - GBP (£) £ in Millions	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Apr. 01, 2019	Apr. 01, 2018
Disclosure of disaggregation of revenue from contracts with customers [line items]
Contract liabilities	£ 1,158	£ 994	£ 994	£ 866
Future revenues in relation to unfulfilled performance obligations	£ 3,100	3,500
Remaining performance obligation, expected timing of satisfaction, period (years)	5 years
Revenue from performance obligations satisfied or partially satisfied in previous periods	£ 0	0
UK Electricity Transmission
Disclosure of disaggregation of revenue from contracts with customers [line items]
Future revenues in relation to unfulfilled performance obligations	£ 1,500	1,600
Remaining performance obligation, expected timing of satisfaction, period (years)	29 years
National Grid Grain LNG Limited
Disclosure of disaggregation of revenue from contracts with customers [line items]
Future revenues in relation to unfulfilled performance obligations	£ 1,500	£ 1,800
Connections | UK Electricity Transmission
Disclosure of disaggregation of revenue from contracts with customers [line items]
Asset useful life	40 years
Connections | UK Gas Transmission
Disclosure of disaggregation of revenue from contracts with customers [line items]
Asset useful life	36 years
Connections | NGV and Other
Disclosure of disaggregation of revenue from contracts with customers [line items]
Asset useful life	15 years
Connections | US Regulated
Disclosure of disaggregation of revenue from contracts with customers [line items]
Asset useful life	51 years
Connections | Weighted average
Disclosure of disaggregation of revenue from contracts with customers [line items]
Asset useful life	18 years